Business Combinations - Summary of Business Divestments Transactions (Parenthetical) (Detail)	1 Months Ended
Feb. 28, 2019
Divestments 2018-2020 [member] | MediaKind [member]
Disclosure Of Business Divestitures [Line Items]
Percentage of business divested	51.00%